FIRE Funds Income Target ETF

Schedule of Investments

January 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 98.3%	Shares	Value
Academy Veteran Impact ETF (a)	3,872	$76,632
Cambria Tail Risk ETF (a)	4,829	53,312
Carbon Collective Short Duration Green Bond ETF (a)	3,473	70,381
Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF (a)	1,725	51,854
FolioBeyond Alternative Income and Interest Rate Hedge ETF (a)	2,750	101,035
Madison Short-Term Strategic Income ETF (a)	10,736	218,575
Nicholas Fixed Income Alternative ETF (a)	2,826	54,174
Robinson Alternative Yield Pre-Merger SPAC ETF (a)	10,857	219,529
SoFi Enhanced Yield ETF (a)	2,321	44,446
YieldMax Bitcoin Option Income Strategy ETF (a)	2,948	36,850
YieldMax Gold Miners Option Income Strategy ETF (a)	2,915	43,754
YieldMax Ultra Option Income Strategy ETF (a)	5,826	50,570
Yieldmax XOM Option Income Strategy ETF (a)	2,607	36,941
TOTAL EXCHANGE TRADED FUNDS (Cost $1,083,240)		1,058,053

SHORT-TERM INVESTMENTS - 2.4%
Money Market Funds - 2.4%
First American Government Obligations Fund - Class X, 4.32% (b)	25,874	25,874
TOTAL SHORT-TERM INVESTMENTS (Cost $25,874)		25,874

TOTAL INVESTMENTS - 100.7% (Cost $1,109,114)		1,083,927
Liabilities in Excess of Other Assets - (0.7)%		(8,065)
TOTAL NET ASSETS - 100.0%		$1,075,862

Percentages are stated as a percent of net assets.

(a) Affiliated company as defined by the Investment Company Act of 1940.

(b) The rate shown represents the 7-day annualized effective yield as of January 31, 2025.